WARRANT LIABILITY (Details Narrative) $ in Thousands					3 Months Ended		6 Months Ended
	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 shares	Mar. 20, 2022 $ / shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares					10,241,031		10,241,031		7,056,972		5,966,204
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares	1,909,134	1,909,134
Exercise price of warrant	$ 2.93	$ 2.93
Warrants exercisable term	2 years	2 years
Volatility warrants granted	99.00%	99.00%
Risk-free interest rate	4.45%	4.45%
Expected life	2 years	2 years
Share price	$ 2.99	$ 2.99
March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares			891,778
Exercise price of warrant			$ 2.35
Warrants exercisable term			2 years
Volatility warrants granted			93.00%
Risk-free interest rate			3.62%
Expected life			2 years
Share price										$ 1.74
Gain loss on revaluation of warrant liability | $					$ 1,004		$ 1,004
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares				1,489,166
Exercise price of warrant				$ 2.35
Warrants exercisable term				2 years
Volatility warrants granted				110.00%
Risk-free interest rate				3.94%
Expected life				2 years
Share price				$ 1.56
Gain loss on revaluation of warrant liability | $					$ 1,745		$ 1,362